Property and Equipment (Details Narrative) (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 5,286	$ 4,510